[GRAPHIC OMITTED]



                         Semi-Annual Report as of September 30, 2002 (Unaudited)


                                                                 SEI INDEX FUNDS


                                                                   S&P 500 Index

                                                                      Bond Index

TABLE OF CONTENTS



-------------------------------------------------------------

Statements of Net Assets                                   1
-------------------------------------------------------------
Statements of Operations                                  14
-------------------------------------------------------------
Statements of Changes in Net Assets                       15
-------------------------------------------------------------
Financial Highlights                                      16
-------------------------------------------------------------
Notes to Financial Statements                             17
-------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)



S&P 500 INDEX FUND

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.5%
AEROSPACE & DEFENSE -- 1.8%
   Boeing                            149,234      $    5,093
   General Dynamics                   35,976           2,926
   Goodrich                           18,225             344
   Lockheed Martin                    80,556           5,210
   Northrop Grumman                   20,105           2,494
   Raytheon                           70,912           2,078
   Rockwell Collins                   32,458             712
   United Technologies                84,141           4,753
                                                  ----------
                                                      23,610
                                                  ----------

AGRICULTURE -- 0.1%
   Monsanto                           46,407             709
                                                  ----------

AIR TRANSPORTATION -- 0.6%
   AMR*                               27,554             115
   Delta Air Lines                    21,905             203
   FedEx*                             53,017           2,655
   Honeywell International           145,418           3,150
   Southwest Airlines                137,240           1,792
   Textron                            24,928             850
                                                  ----------
                                                       8,765
                                                  ----------

APPAREL/TEXTILES -- 0.2%
   Cintas                             30,189           1,265
   Jones Apparel Group*               22,790             700
   Liz Claiborne                      18,954             473
   VF                                 19,522             702
                                                  ----------
                                                       3,140
                                                  ----------

AUTOMOTIVE -- 1.0%
   Cooper Tire & Rubber               12,835             207
   Dana                               26,396             345
   Delphi                             99,654             852
   Ford Motor                        322,554           3,161
   General Motors                     99,784           3,882
   Genuine Parts                      30,837             945
   Goodyear Tire & Rubber             28,973             258
   ITT Industries                     16,114           1,005
   Navistar International*            10,619             230
   Paccar                             20,695             699
   Rockwell Automation                32,953             536
   TRW                                22,632           1,325
   Visteon                            23,137             219
                                                  ----------
                                                      13,664
                                                  ----------

BANKS -- 8.5%
   AmSouth Bancorp                    64,284           1,333
   Bank of America                   268,523          17,132
   Bank of New York                  129,337           3,717

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Bank One                          208,767      $    7,808
   BB&T                               85,300           2,989
   Charter One Financial              41,977           1,248
   Comerica                           31,386           1,513
   Fifth Third Bancorp               104,415           6,393
   First Tennessee National           22,540             781
   FleetBoston Financial             186,373           3,789
   Golden West Financial              27,636           1,718
   Huntington Bancshares              43,874             798
   JP Morgan Chase                   354,065           6,724
   Keycorp                            75,782           1,892
   Marshall & Ilsley                  37,667           1,051
   Mellon Financial                   78,447           2,034
   National City                     108,297           3,090
   North Fork Bancorporation          29,253           1,107
   Northern Trust                     39,457           1,488
   PNC Financial Services Group       50,627           2,135
   Regions Financial                  40,720           1,330
   SouthTrust                         61,551           1,493
   State Street                       57,837           2,235
   SunTrust Banks                     51,044           3,138
   Synovus Financial                  52,454           1,082
   Union Planters                     35,995             988
   US Bancorp                        339,981           6,317
   Wachovia                          243,459           7,959
   Washington Mutual                 173,395           5,457
   Wells Fargo                       303,877          14,635
   Zions Bancorporation               16,160             703
                                                  ----------
                                                     114,077
                                                  ----------

BEAUTY PRODUCTS -- 3.0%
   Alberto-Culver, Cl B               10,105             495
   Avon Products                      42,115           1,942
   Colgate-Palmolive                  97,369           5,253
   Gillette                          188,131           5,569
   International Flavors &
     Fragrances                       16,749             533
   Kimberly-Clark                     92,255           5,225
   Procter & Gamble                  231,167          20,662
                                                  ----------
                                                      39,679
                                                  ----------

BROADCASTING, NEWSPAPERS & ADVERTISING-- 0.8%
   Clear Channel Communications*     109,018           3,788
   Comcast, Cl A*                    168,337           3,512
   Interpublic Group                  68,059           1,079
   Omnicom Group                      33,234           1,850
   Univision Communications, Cl A*    40,585             925
                                                  ----------
                                                      11,154
                                                  ----------

BUILDING & CONSTRUCTION -- 0.4%
   American Standard*                 12,955             824
   Centex                             10,871             482
   Fluor                              14,312             350





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                      1

STATEMENT OF NET ASSETS (Unaudited)



S&P 500 INDEX FUND (Continued)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   KB Home                             9,200      $      449
   Masco                              87,037           1,702
   McDermott International*           11,037              68
   Pulte Homes                        10,809             461
   Vulcan Materials                   18,097             654
                                                  ----------
                                                       4,990
                                                  ----------

CHEMICALS -- 1.4%
   Air Products & Chemicals           40,423           1,698
   Ashland                            12,396             332
   Dow Chemical                      161,389           4,407
   Eastman Chemical                   13,675             522
   Ecolab                             22,982             959
   EI du Pont de Nemours             176,659           6,372
   Engelhard                          23,077             550
   Great Lakes Chemical                8,902             214
   Hercules*                          19,312             178
   PPG Industries                     29,886           1,336
   Rohm & Haas                        39,405           1,222
   Sigma-Aldrich                      12,896             635
                                                  ----------
                                                      18,425
                                                  ----------

COMMUNICATIONS EQUIPMENT -- 0.3%
   Motorola                          406,458           4,138
                                                  ----------

COMPUTERS & SERVICES -- 4.5%
   Apple Computer*                    63,191             916
   Autodesk                           20,081             254
   Cisco Systems*                  1,302,626          13,651
   Computer Sciences*                 30,411             845
   Dell Computer*                    461,732          10,855
   Electronic Data Systems            85,317           1,193
   EMC-Mass*                         395,509           1,807
   Gateway*                           57,256             170
   Hewlett-Packard                   540,967           6,313
   International Business Machines   302,607          17,669
   Lexmark International*             23,078           1,085
   NCR*                               17,452             346
   Network Appliance*                 59,336             435
   Sun Microsystems*                 577,452           1,496
   Symbol Technologies                40,635             312
   TMP Worldwide*                     19,652             177
   Unisys*                            57,115             400
   Veritas Software*                  72,797           1,068
   Yahoo*                            106,146           1,016
                                                  ----------
                                                      60,008
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.1%
   Ball                               10,124      $      510
   Bemis                               9,360             463
   Pactiv*                            28,228             464
   Sealed Air*                        14,989             253
                                                  ----------
                                                       1,690
                                                  ----------

DATA PROCESSING -- 0.6%
   Automatic Data Processing         110,365           3,837
   First Data                        135,884           3,798
   Fiserv*                            34,025             956
                                                  ----------
                                                       8,591
                                                  ----------

DIVERSIFIED MANUFACTURING -- 4.6%
   Cooper Industries, Cl A            16,484             500
   Crane                              10,706             212
   Danaher                            26,794           1,523
   General Electric                1,770,009          43,631
   Illinois Tool Works                54,423           3,174
   Minnesota Mining &
     Manufacturing                    69,229           7,613
   Tyco International                355,314           5,010
   United States Steel                16,790             195
                                                  ----------
                                                      61,858
                                                  ----------

DRUGS -- 7.9%
   Abbott Laboratories               277,685          11,218
   Allergan                           22,939           1,248
   Bristol-Myers Squibb              344,806           8,206
   Cardinal Health                    80,348           4,998
   Eli Lilly                         200,031          11,070
   Forest Laboratories*               31,899           2,616
   King Pharmaceuticals*              43,982             799
   Medimmune*                         44,583             933
   Merck                             401,948          18,373
   Pfizer                          1,104,154          32,043
   Pharmacia                         229,945           8,940
   Schering-Plough                   260,813           5,560
   Watson Pharmaceuticals*            18,955             465
                                                  ----------
                                                     106,469
                                                  ----------

EDUCATION -- 0.1%
   Apollo Group, Cl A*                30,798           1,337
                                                  ----------

ELECTRICAL SERVICES -- 2.8%
   AES*                               94,770             238
   Allegheny Energy                   22,386             293
   Ameren                             25,156           1,048
   American Electric Power            60,368           1,721
   Calpine*                           66,331             164
   Cinergy                            29,787             936


--------------------------------------------------------------------------------
2                      SEI Index Funds / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   CMS Energy                         23,831      $      192
   Consolidated Edison                37,866           1,523
   Constellation Energy Group         29,053             720
   Dominion Resources                 49,087           2,490
   DTE Energy                         29,581           1,204
   Duke Energy                       152,367           2,979
   Edison International*              57,864             579
   Emerson Electric                   74,941           3,293
   Entergy                            39,877           1,659
   Exelon                             57,252           2,719
   FirstEnergy                        52,967           1,583
   FPL Group                          31,831           1,712
   Mirant*                            71,306             158
   NiSource                           36,873             635
   PG&E*                              69,135             778
   Pinnacle West Capital              15,092             419
   Power-One*                         13,964              42
   PPL                                27,865             907
   Progress Energy                    39,401           1,610
   Public Service Enterprise Group    36,679           1,119
   Reliant Energy                     53,815             539
   Southern                          125,289           3,606
   TECO Energy                        26,250             417
   TXU                                48,857           2,038
   XCEL Energy                        69,728             649
                                                  ----------
                                                      37,970
                                                  ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 0.3%
   Adobe Systems                      42,547             813
   American Power Conversion*         34,679             332
   Eaton                              12,511             797
   Jabil Circuit*                     35,117             519
   Molex                              34,478             811
   Sanmina-SCI*                       93,030             258
   Solectron*                        146,089             308
   Tektronix*                         16,194             266
   Thomas & Betts                     10,448             147
                                                  ----------
                                                       4,251
                                                  ----------

ENTERTAINMENT -- 1.4%
   AOL Time Warner*                  792,152           9,268
   Carnival                          104,340           2,619
   International Game Technology*     16,059           1,111
   Walt Disney                       362,963           5,495
                                                  ----------
                                                      18,493
                                                  ----------

ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*           35,055             258
   Waste Management                  110,002           2,565
                                                  ----------
                                                       2,823
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.7%
   American Express                  236,453      $    7,373
   Bear Stearns                       17,757           1,001
   Capital One Financial              39,159           1,367
   Charles Schwab                    243,777           2,121
   Citigroup                         903,261          26,782
   Countrywide Credit Industries      21,993           1,037
   Equifax                            25,701             559
   Fannie Mae                        177,528          10,570
   Franklin Resources                 46,458           1,445
   Freddie Mac                       123,543           6,906
   Goldman Sachs Group                85,341           5,635
   Household International            81,250           2,300
   Lehman Brothers Holdings           43,253           2,121
   MBNA                              227,417           4,180
   Merrill Lynch                     153,531           5,059
   Moody's                            27,539           1,336
   Morgan Stanley Dean Witter        195,880           6,636
   Providian Financial                50,986             250
   SLM                                27,768           2,586
   Stilwell Financial                 39,571             478
   T. Rowe Price Group                21,944             548
                                                  ----------
                                                      90,290
                                                  ----------

FOOD & BEVERAGE -- 6.2%
   Adolph Coors, Cl B                  6,525             367
   Anheuser-Busch                    155,933           7,890
   Archer-Daniels-Midland            115,869           1,450
   Brown-Forman, Cl B                 12,246             820
   Campbell Soup                      73,040           1,613
   Coca-Cola                         441,973          21,197
   Coca-Cola Enterprises              79,536           1,689
   Conagra Foods                      95,395           2,371
   General Mills                      65,205           2,896
   Hershey Foods                      24,277           1,506
   HJ Heinz                           62,373           2,081
   Kellogg                            72,646           2,415
   Pepsi Bottling Group               50,308           1,177
   PepsiCo                           314,687          11,628
   Philip Morris                     377,739          14,656
   RJ Reynolds Tobacco Holdings       16,336             659
   Sara Lee                          139,405           2,550
   Supervalu                          23,584             381
   Sysco                             118,037           3,351
   UST                                30,090             849
   Wm. Wrigley Jr.                    40,024           1,981
                                                  ----------
                                                      83,527
                                                  ----------

FOOTWEAR -- 0.2%
   Nike, Cl B                         47,605           2,055
   Reebok International*              10,528             264
                                                  ----------
                                                       2,319
                                                  ----------





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                      3

STATEMENT OF NET ASSETS (Unaudited)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

GAS/NATURAL GAS -- 0.4%
   Dynegy, Cl A                       63,779      $       74
   El Paso                           102,805             850
   KeySpan                            24,874             833
   Kinder Morgan                      21,026             746
   Nicor                               7,860             222
   Peoples Energy                      6,418             216
   Praxair                            29,059           1,485
   Sempra Energy                      36,385             715
   Williams                           91,512             207
                                                  ----------
                                                       5,348
                                                  ----------

HOTEL & MOTEL -- 0.3%
   Harrah's Entertainment*            20,296             979
   Hilton Hotels                      65,915             750
   Marriott International, Cl A       43,060           1,248
   Starwood Hotels & Resorts
     Worldwide                        35,463             791
                                                  ----------
                                                       3,768
                                                  ----------

HOUSEHOLD PRODUCTS -- 0.6%
   Black & Decker                     14,272             598
   Clorox                             40,915           1,644
   Fortune Brands                     26,717           1,263
   Leggett & Platt                    34,965             692
   Maytag                             13,618             316
   Newell Rubbermaid                  47,563           1,468
   Sherwin-Williams                   27,083             641
   Snap-On                            10,306             237
   Stanley Works                      15,111             494
   Tupperware                         10,361             172
   Whirlpool                          12,010             551
                                                  ----------
                                                       8,076
                                                  ----------

INSURANCE -- 5.7%
   Aetna                              25,980             930
   Aflac                              92,033           2,825
   Allstate                          126,275           4,489
   AMBAC Financial Group              18,844           1,016
   American International Group      464,952          25,433
   Anthem*                            25,190           1,637
   AON                                48,371             991
   Chubb                              30,341           1,664
   Cigna                              24,904           1,762
   Cincinnati Financial               28,885           1,028
   Hartford Financial Services Group  44,096           1,808
   Jefferson-Pilot                    26,790           1,074
   John Hancock Financial Services    52,380           1,456
   Lincoln National                   33,108           1,011
   Loews                              33,566           1,440
   Marsh & McLennan                   96,883           4,034
   MBIA                               26,291           1,050
   Metlife                           125,578           2,858

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   MGIC Investment                    18,829      $      769
   Principal Financial*               63,809           1,671
   Progressive                        38,974           1,973
   Prudential Financial*             104,335           2,980
   Safeco                             22,600             718
   St. Paul                           39,287           1,128
   Torchmark                          21,584             740
   Travelers Property Casualty,
     Cl B*                           177,731           2,405
   UnitedHealth Group                 54,728           4,773
   UnumProvident                      43,302             881
   XL Capital, Cl A                   23,860           1,754
                                                  ----------
                                                      76,298
                                                  ----------

LEISURE PRODUCTS -- 0.2%
   Brunswick                          15,984             336
   Hasbro                             30,714             342
   Mattel                             77,650           1,399
                                                  ----------
                                                       2,077
                                                  ----------

MACHINERY & MANUFACTURING OPERATIONS-- 0.6%
   Caterpillar                        61,212           2,279
   Cummins                             7,249             171
   Deere                              42,292           1,922
   Dover                              36,023             914
   Ingersoll-Rand, Cl A               30,140           1,038
   Pall                               21,833             345
   Parker Hannifin                    20,887             798
                                                  ----------
                                                       7,467
                                                  ----------

MEASURING DEVICES -- 0.3%
   Agilent Technologies*              82,492           1,077
   Applied Biosystems Group Applera   37,847             693
   Johnson Controls                   15,897           1,221
   Millipore                           8,431             268
   PerkinElmer                        22,343             122
   Thermo Electron*                   30,664             495
   Waters*                            23,186             562
                                                  ----------
                                                       4,438
                                                  ----------

MEDICAL PRODUCTS & SERVICES -- 6.6%
   AmerisourceBergen                  18,581           1,327
   Amgen*                            228,132           9,513
   Bausch & Lomb                       9,542             317
   Baxter International              107,004           3,269
   Becton Dickinson                   45,860           1,302
   Biogen*                            26,535             777
   Biomet                             47,659           1,269
   Boston Scientific*                 72,297           2,282
   Chiron*                            33,832           1,182
   CR Bard                             9,328             510
   Genzyme-General Division*          37,852             780



--------------------------------------------------------------------------------
4                      SEI Index Funds / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Guidant*                           54,445      $    1,759
   HCA - Healthcare                   91,628           4,362
   Health Management Associates*      42,807             866
   Healthsouth*                       69,887             290
   Humana*                            29,983             372
   IMS Health                         51,273             768
   Johnson & Johnson                 530,948          28,714
   Manor Care*                        17,929             403
   McKesson                           51,198           1,450
   Medtronic                         215,926           9,095
   St. Jude Medical*                  31,459           1,123
   Stryker*                           34,967           2,014
   Tenet Healthcare*                  86,974           4,305
   Wellpoint Health Networks*         25,692           1,883
   Wyeth                             235,941           7,503
   Zimmer Holdings*                   34,439           1,320
                                                  ----------
                                                      88,755
                                                  ----------

METAL & METAL INDUSTRIES -- 0.5%
   Alcoa                             150,502           2,905
   Allegheny Technologies             14,319              99
   Freeport-McMoRan Copper & Gold,
     Cl B*                            25,564             344
   Newmont Mining                     70,410           1,937
   Nucor                              13,755             521
   Phelps Dodge                       15,666             401
   Worthington Industries             15,006             281
                                                  ----------
                                                       6,488
                                                  ----------

MISCELLANEOUS BUSINESS SERVICES -- 1.0%
   Cendant*                          185,460           1,996
   Concord EFS*                       90,669           1,440
   Convergys*                         30,847             464
   Deluxe                             11,117             501
   eBay*                              49,915           2,636
   Electronic Arts*                   24,591           1,622
   H&R Block                          32,765           1,376
   Paychex                            66,783           1,621
   Robert Half International*         31,201             495
   Sungard Data Systems*              49,998             972
                                                  ----------
                                                      13,123
                                                  ----------

MOTORCYCLES -- 0.2%
   Harley-Davidson                    53,899           2,504
                                                  ----------

OFFICE SUPPLIES & EQUIPMENT -- 0.2%
   Avery Dennison                     19,619           1,118
   Pitney Bowes                       42,767           1,304
   Xerox*                            127,881             633
                                                  ----------
                                                       3,055
                                                  ----------


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                      10,347      $      236
   Georgia-Pacific                    40,897             535
   International Paper                85,851           2,867
   Louisiana-Pacific                  18,571             120
   MeadWestvaco                       35,372             680
   Temple-Inland                       9,299             359
   Weyerhaeuser                       38,896           1,702
                                                  ----------
                                                       6,499
                                                  ----------

PETROLEUM & FUEL PRODUCTS -- 6.1%
   Amerada Hess                       15,872           1,077
   Anadarko Petroleum                 44,272           1,972
   Apache                             25,180           1,497
   Baker Hughes                       59,970           1,741
   BJ Services*                       27,802             723
   Burlington Resources               35,742           1,371
   ChevronTexaco                     190,040          13,160
   ConocoPhillips                    120,316           5,564
   Devon Energy                       27,677           1,335
   EOG Resources                      20,615             741
   Exxon Mobil                     1,204,952          38,438
   Halliburton                        77,328             998
   Kerr-McGee                         17,891             777
   Marathon Oil                       55,053           1,249
   Nabors Industries*                 25,556             837
   Noble Drilling*                    24,003             744
   Occidental Petroleum               66,720           1,894
   Rowan*                             16,583             309
   Schlumberger                      102,611           3,947
   Sunoco                             13,680             413
   Transocean Sedco Forex             56,837           1,182
   Unocal                             43,594           1,368
                                                  ----------
                                                      81,337
                                                  ----------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                      51,862           1,413
                                                  ----------

PRINTING & PUBLISHING -- 1.8%
   American Greetings, Cl A           11,442             184
   Dow Jones                          14,970             575
   Gannett                            47,523           3,430
   Knight Ridder                      14,681             828
   McGraw-Hill                        34,618           2,119
   Meredith                            8,687             374
   New York Times, Cl A               27,064           1,230
   RR Donnelley & Sons                20,248             476
   Tribune                            53,546           2,239
   Viacom, Cl B*                     314,496          12,753
                                                  ----------
                                                      24,208
                                                  ----------





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                      5

STATEMENT OF NET ASSETS (Unaudited)



S&P 500 INDEX FUND (Concluded)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

RAILROADS -- 0.5%
   Burlington Northern Santa Fe       68,150      $    1,630
   CSX                                37,882             999
   Norfolk Southern                   69,119           1,396
   Union Pacific                      44,684           2,586
                                                  ----------
                                                       6,611
                                                  ----------

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   Equity Office Properties Trust     74,122           1,914
   Equity Residential
     Properties Trust                 48,953           1,172
   Plum Creek Timber                  32,794             742
   Simon Property Group               32,227           1,151
                                                  ----------
                                                       4,979
                                                  ----------

RETAIL -- 7.9%
   Albertson's                        72,380           1,749
   Autozone*                          18,769           1,480
   Bed Bath & Beyond*                 51,975           1,693
   Best Buy*                          57,113           1,274
   Big Lots*                          20,679             327
   Circuit City Stores                37,134             563
   CVS                                69,643           1,766
   Darden Restaurants                 30,873             748
   Dillard's, Cl A                    14,995             303
   Dollar General                     59,047             792
   Family Dollar Stores               30,903             831
   Federated Department Stores*       35,438           1,043
   Gap                               154,141           1,672
   Home Depot                        418,870          10,933
   JC Penney                          47,597             758
   Kohl's*                            59,638           3,627
   Kroger*                           141,162           1,990
   Limited                            92,289           1,323
   Lowe's                            138,030           5,714
   May Department Stores              50,812           1,157
   McDonald's                        226,258           3,996
   Nordstrom                          23,766             426
   Office Depot*                      54,640             674
   RadioShack                         30,798             618
   Safeway*                           85,944           1,917
   Sears Roebuck                      56,010           2,184
   Staples*                           83,019           1,062
   Starbucks*                         68,574           1,415
   Target                            161,368           4,764
   Tiffany                            25,964             556
   TJX                                95,850           1,630
   Toys "R" US*                       36,095             367
   Wal-Mart Stores                   791,504          38,974
   Walgreen                          182,152           5,603
   Wendy's International              20,121             666

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Winn-Dixie Stores                  24,889      $      327
   Yum! Brands*                       52,702           1,460
                                                  ----------
                                                     106,382
                                                  ----------

SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
   Advanced Micro Devices*            60,722             324
   Altera*                            68,355             593
   Analog Devices*                    64,911           1,279
   Applied Materials*                291,471           3,366
   Applied Micro Circuits*            53,037             152
   Broadcom, Cl A*                    47,369             506
   Intel                           1,189,485          16,522
   JDS Uniphase*                     241,916             471
   Kla-Tencor*                        33,492             936
   Linear Technology                  56,525           1,171
   LSI Logic*                         65,595             417
   Maxim Integrated Products*         57,359           1,420
   Micron Technology*                107,011           1,324
   National Semiconductor*            31,735             379
   Novellus Systems*                  25,710             535
   Nvidia*                            26,557             227
   PMC - Sierra*                      29,653             115
   QLogic*                            16,603             432
   Teradyne*                          32,411             311
   Texas Instruments                 308,536           4,557
   Xilinx*                            59,651             945
                                                  ----------
                                                      35,982
                                                  ----------

SOFTWARE -- 4.1%
   BMC Software*                      43,185             564
   Citrix Systems*                    32,204             194
   Computer Associates
     International                   102,893             988
   Compuware*                         66,314             202
   Intuit*                            37,621           1,713
   Mercury Interactive*               14,924             256
   Microsoft*                        963,541          42,145
   Novell*                            64,222             135
   Oracle*                           975,702           7,669
   Parametric Technology*             46,054              83
   Peoplesoft*                        54,780             678
   Rational Software*                 34,475             149
   Siebel Systems*                    84,092             484
                                                  ----------
                                                      55,260
                                                  ----------

TELEPHONES & TELECOMMUNICATIONS -- 4.0%
   ADC Telecommunications*           140,902             162
   Alltel                             55,361           2,222
   Andrew*                            15,519             102
   AT&T                              681,973           8,190
   AT&T Wireless Services*           481,433           1,983



--------------------------------------------------------------------------------
6                     SEI Index Funds / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Avaya*                             58,697      $       84
   BellSouth                         333,621           6,125
   CenturyTel                         25,124             564
   Ciena*                             68,456             203
   Citizens Communications*           50,110             340
   Comverse Technology*               32,988             231
   Corning                           168,890             270
   Lucent Technologies*              609,387             463
   Nextel Communications, Cl A*      161,941           1,223
   Qualcomm*                         137,189           3,789
   Qwest Communications
     International                   297,962             679
   SBC Communications                594,374          11,947
   Scientific-Atlanta                 27,647             346
   Sprint FON Group                  158,357           1,444
   Sprint PCS Group*                 176,285             346
   Tellabs*                           73,022             297
   Verizon Communications            484,734          13,301
                                                  ----------
                                                      54,311
                                                  ----------

TESTING LABORATORIES -- 0.0%
   Quintiles Transnational*           20,916             199
                                                  ----------

TRAVEL SERVICES -- 0.0%
   Sabre Holdings*                    25,438             492
                                                  ----------

TRUCKING -- 0.9%
   United Parcel Service             198,682          12,424
                                                  ----------

TRUCKING & LEASING -- 0.0%
   Ryder System                       10,912             272
                                                  ----------

WHOLESALE -- 0.2%
   Costco Wholesale*                  80,764           2,614
   WW Grainger                        16,758             713
                                                  ----------
                                                       3,327
                                                  ----------

Total Common Stock
   (Cost $1,131,821)                               1,337,070
                                                  ----------


FOREIGN STOCK -- 0.1%
   ACE                                46,450           1,375
                                                  ----------

Total Foreign Stock
   (Cost $1,789)                                       1,375
                                                  ----------


U.S. TREASURY OBLIGATION-- 0.1%
   U.S. Treasury Bills (A)
        1.600%, 12/26/02                $550             548
                                                  ----------

Total U.S. Treasury Obligation
   (Cost $548)                                           548
                                                  ----------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.3%
  JP Morgan Chase
    1.850%, dated 09/30/02,
    matures 10/01/02,
    repurchase price $4,384,870
    (collateralized by U.S.
    Government Obligation, par
    value $4,673,895, 6.154%,
    05/01/32, with total market
    value $4,476,296)                 $4,385          $4,385
                                                  ----------

Total Repurchase Agreement
   (Cost $4,385)                                       4,385
                                                  ----------

Total Investments -- 100.0%
   (Cost $1,138,543)                               1,343,378
                                                  ----------

OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                         (36)
Management Fees Payable                                 (219)
Shareholder Servicing Fees Payable                       (78)
Other Assets and Liabilities                             601
                                                  ----------
Total Other Assets & Liabilities, Net                    268
                                                  ----------

NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization --
   no par value) based on
   22,095,751 outstanding shares
   of beneficial interest                            757,597
Paid-In-Capital -- Class E
   (unlimited authorization --
   no par value) based on
   31,158,235 outstanding shares
   of beneficial interest                            484,218
Paid-In-Capital -- Class I
   (unlimited authorization --
   no par value) based on
   31,496 outstanding shares
   of beneficial interest                                918
Undistributed net investment income                    5,286
Accumulated net realized
   loss on investments                              (108,756)
Net unrealized appreciation
   on investments                                    204,835
Net unrealized depreciation
   on futures contracts                                 (452)
                                                  ----------
Total Net Assets-- 100.0%                         $1,343,646
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $25.18
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                         $25.24
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $25.21
                                                  ==========

* Non-income producing security
(A) Securities pledged as collateral on open futures contracts. The rates shown are the effective yields at the time of purchase.
Cl -- Class

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                      7

STATEMENT OF NET ASSETS (Unaudited)



BOND INDEX FUND

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 22.3%
   U.S. Treasury Bonds
       11.750%, 02/15/10              $  200       $     245
       10.750%, 08/15/05                 875           1,088
        9.125%, 05/15/09                 300             335
        8.875%, 02/15/19                 340             509
        8.750%, 05/15/17                 545             799
        8.500%, 02/15/20                 200             292
        8.000%, 11/15/21               1,105           1,562
        7.500%, 11/15/16                 315             418
        6.625%, 02/15/27                 100             126
        6.500%, 11/15/26                 125             155
        6.375%, 08/15/27                 150             184
        6.250%, 08/15/23                 775             924
        6.125%, 11/15/27                 575             683
        5.375%, 02/15/31                 175             194
        5.250%, 02/15/29                 185             197
        4.375%, 08/15/12                 300             319
   U.S. Treasury Notes
        7.875%, 11/15/04                 400             451
        7.250%, 08/15/04                 400             441
        7.000%, 07/15/06                 450             526
        6.500%, 10/15/06 to 02/15/10   2,695           3,137
        6.250%, 02/15/07                 200             231
        6.000%, 08/15/04 to 08/15/09   1,100           1,197
        5.875%, 02/15/04                 200             212
        5.500%, 02/15/08                 600             682
        5.000%, 02/15/11 to 08/15/11     725             805
        4.875%, 02/15/12                 740             815
        4.625%, 05/15/06                 300             325
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $15,660)                                     16,852
                                                   ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 34.9%
   FHLMC
       10.500%, 12/01/17 to 06/01/19       9              10
        9.500%, 08/01/17 to 02/01/21      25              27
        9.000%, 11/01/04 to 07/01/09       8               8
        8.500%, 01/01/10                  19              20
        8.000%, 01/01/11 to 08/01/30     105             113
        7.500%, 05/01/07 to 02/01/31     410             435
        7.000%, 09/01/03 to 04/01/32   1,156           1,212
        6.500%, 07/01/08 to 08/01/32   3,135           3,262
        6.000%, 11/01/13 to 08/01/32   2,440           2,527
        5.500%, 02/01/14 to 08/01/32     632             653
   FHLMC TBA
        7.000%, 10/01/32                 300             313
        6.500%, 10/01/22 to 10/01/32     550             571
        6.000%, 10/01/32                 550             565

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA
        9.500%, 02/01/21              $    2       $       2
        9.000%, 11/01/26                   7               7
        8.500%, 05/01/07 to 04/01/30      80              85
        8.000%, 08/01/07 to 02/01/30     224             240
        7.500%, 06/01/07 to 12/01/30     569             605
        7.000%, 02/01/08 to 05/01/32   1,700           1,779
        6.500%, 03/01/03 to 07/01/32   4,573           4,749
        6.000%, 05/01/04 to 04/01/32   2,417           2,498
        5.500%, 12/01/13 to 02/01/29     588             604
   FNMA TBA
        7.000%, 10/01/32                 275             287
        6.000%, 10/01/17 to 10/01/22     500             518
   GNMA
       11.500%, 04/15/15                  21              24
       10.000%, 09/15/18 to 02/20/21       8               8
        9.500%, 09/15/09 to 07/15/17      17              19
        9.000%, 11/15/19 to 09/15/25     151             168
        8.500%, 02/15/17 to 11/15/22     127             141
        8.000%, 10/15/07 to 03/15/30     232             251
        7.500%, 01/15/23 to 01/15/30     453             483
        7.000%, 05/15/23 to 04/15/31   1,068           1,121
        6.500%, 03/15/11 to 10/01/32   1,885           1,966
        6.000%, 04/15/17 to 04/15/32     668             694
   GNMA TBA
        7.500%, 10/01/32                 125             133
        7.000%, 10/01/32                 275             289
                                                   ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $25,510)                                     26,387
                                                   ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.2%
   FHLB
        5.500%, 01/01/17                 190             196
        3.375%, 06/15/04                 700             716
   FHLB, Ser S-03
        5.440%, 10/15/03                 150             156
   FHLMC
        7.000%, 07/15/05                 335             376
        6.250%, 07/15/32                 255             288
        5.750%, 01/15/12                 950           1,055
   FNMA
        7.125%, 01/15/30                 100             124
        6.500%, 08/15/04                 850             920
        6.250%, 05/15/29                  25              28
        6.125%, 03/15/12                 300             341
        5.250%, 06/15/06 to 01/15/09   1,820           1,976
        5.000%, 02/14/03                 675             683
        4.750%, 11/14/03                 700             724
        4.250%, 07/15/07                 150             157
   FNMA (A)
        8.763%, 07/05/14                 415             234

--------------------------------------------------------------------------------
8                      SEI Index Funds / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA MTN
        6.240%, 01/14/08              $  150       $     152
   TVA, Ser A
        6.375%, 06/15/05                 200             221
   TVA, Ser C
        6.000%, 03/15/13                 100             114
                                                   ---------
Total U.S. Government Agency Obligations
   (Cost $7,950)                                       8,461
                                                   ---------

CORPORATE BONDS -- 19.6%
AEROSPACE & DEFENSE -- 0.3%
   Raytheon
        7.200%, 08/15/27                 125             135
   United Technologies
        7.125%, 11/15/10                  50              59
                                                   ---------
                                                         194
                                                   ---------

AUTOMOTIVE -- 0.2%
   DaimlerChrysler
        7.450%, 03/01/27                  40              42
   Ford Motor
        6.625%, 02/15/28                 125              95
                                                   ---------
                                                         137
                                                   ---------

BANKS -- 2.9%
   Abbey National PLC
        7.950%, 10/26/29                  35              43
   Bank of America
        7.625%, 04/15/05                 100             111
        4.875%, 09/15/12                 150             152
   Bank One MTN, Ser A
        6.000%, 02/17/09                 150             165
   European Investment Bank
        4.625%, 03/01/07                 150             160
   FleetBoston Financial
        6.375%, 05/15/08                 150             162
   JP Morgan Chase
        5.750%, 10/15/08                 200             209
        5.250%, 05/30/07                 125             131
   NB Capital Trust IV
        8.250%, 04/15/27                 125             144
   Societe Generale
        7.400%, 06/01/06                 100             114
   SunTrust Banks
        6.375%, 04/01/11                  50              57
   U.S. Bancorp MTN
        5.100%, 07/15/07                 250             269
   Wachovia Bank
        4.850%, 07/30/07                 250             266
   Wells Fargo Bank
        6.450%, 02/01/11                 200             225
                                                   ---------
                                                       2,208
                                                   ---------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

BEAUTY PRODUCTS -- 0.2%
   Colgate Palmolive MTN, Ser E
        5.980%, 04/25/12              $  100       $     112
   Procter & Gamble
        6.450%, 01/15/26                  65              74
                                                   ---------
                                                         186
                                                   ---------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.1%
   Comcast Cable Communications
        6.750%, 01/30/11                  50              46
                                                   ---------

BUILDING & CONSTRUCTION -- 0.2%
   Masco
        7.125%, 08/15/13                 100             115
                                                   ---------

CHEMICALS -- 0.3%
   EI du Pont de Nemours
        8.250%, 09/15/06                 100             119
   Rohm & Haas
        7.400%, 07/15/09                 100             116
                                                   ---------
                                                         235
                                                   ---------

COMMUNICATIONS EQUIPMENT -- 0.1%
   Motorola
        6.750%, 02/01/06                  75              74
                                                   ---------

COMPUTERS & SERVICES -- 0.3%
   Sun Microsystems
        7.350%, 08/15/04                 200             198
                                                   ---------

DRUGS -- 0.4%
   Abbott Laboratories
        5.625%, 07/01/06                 175             190
   Eli Lilly
        7.125%, 06/01/25                  65              77
                                                   ---------
                                                         267
                                                   ---------

ELECTRIC GENERAL UTILITIES SERVICES -- 2.0%
   Carolina Power & Light
        7.500%, 03/01/23                  85              88
   Consolidated Edison, Ser 97-B
        6.450%, 12/01/07                 225             254
   Constellation Energy Group
        6.350%, 04/01/07                 100             103
   Devon Energy
        7.875%, 09/30/31                  25              30
   Duke Energy
        7.875%, 08/16/10                 100             105
   Exelon Generation
        6.950%, 06/15/11                  65              72
   MidAmerican Energy Holdings
        8.480%, 09/15/28                  70              76

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                      9

STATEMENT OF NET ASSETS (Unaudited)

SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Niagara Mohawk Power
        7.750%, 05/15/06              $  225       $     256
   Progress Energy
        7.100%, 03/01/11                 100             109
   Texas Utilities Electric
        6.750%, 03/01/03                 150             153
   Virginia Electric & Power, Ser A
        5.375%, 02/01/07                 250             267
                                                   ---------
                                                       1,513
                                                   ---------

ENTERTAINMENT -- 0.7%
   News America Holdings
        7.700%, 10/30/25                 150             142
   Time Warner
        6.950%, 01/15/28                  80              62
   Viacom
        7.750%, 06/01/05                 275             304
                                                   ---------
                                                         508
                                                   ---------

FINANCIAL SERVICES -- 5.5%
   AT&T Capital MTN, Ser F
        6.600%, 05/15/05                 200             207
   Auburn Hills Trust
       12.375%, 05/01/20                 100             155
   BellSouth Capital Funding
        7.750%, 02/15/10                 190             220
   CitiFinancial
        6.500%, 08/01/04                 150             161
   Citigroup
        8.625%, 02/01/07                 200             240
   Countrywide Home Loan MTN, Ser E
        7.200%, 10/30/06                 100             111
   Ford Motor Credit
        6.125%, 01/09/06                 560             538
   General Electric Capital MTN, Ser A
        7.000%, 02/03/03                 425             432
        6.750%, 03/15/32                 100             107
   General Electric Global Insurance
        7.000%, 02/15/26                  70              73
   General Motors Acceptance
        8.500%, 01/01/03                 150             152
        5.850%, 01/14/09                 150             145
   Household Finance
        7.625%, 05/17/32                 100              93
   IBM Credit
        5.375%, 02/01/09                 200             212
   KFW International Finance
        5.250%, 06/28/06                 100             108
        4.750%, 01/24/07                 150             160
   Lehman Brothers Holdings
        7.875%, 08/15/10                 225             264

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------


   MBNA America Bank National
        6.625%, 06/15/12              $  100       $     100
   Morgan Stanley Dean Witter
        7.250%, 04/01/32                  45              48
        6.875%, 03/01/07                 200             223
   Salomon Smith Barney Holdings
        7.375%, 05/15/07                 125             144
   Sears Roebuck Acceptance
        6.700%, 04/15/12                 150             159
   Unilever Capital
        7.125%, 11/01/10                 100             119
                                                   ---------
                                                       4,171
                                                   ---------

FOOD & BEVERAGE -- 1.2%
   Coca-Cola Enterprises
        8.500%, 02/01/22                 100             130
   Conagra Foods
        7.400%, 09/15/04                 260             283
   Heinz (B)
        6.625%, 07/15/11                  65              75
   Kellogg (B)
        7.450%, 04/01/31                  80              99
   Kroger
        8.050%, 02/01/10                 150             175
   Safeway
        6.500%, 11/15/08                 135             149
                                                   ---------
                                                         911
                                                   ---------

INSURANCE -- 0.1%
   Allstate
        7.200%, 12/01/09                  90             104
                                                   ---------

LEASING & RENTING -- 0.1%
   Hertz
        7.000%, 01/15/28                 100              75
                                                   ---------

MACHINERY & MANUFACTURING OPERATIONS -- 0.1%
   Caterpillar
        8.000%, 02/15/23                  50              63
                                                   ---------

METAL & METAL INDUSTRIES -- 0.1%
   Alcoa
        6.750%, 01/15/28                  85              95
                                                   ---------

PAPER & PAPER PRODUCTS -- 0.6%
   International Paper
        6.875%, 11/01/23                  50              52
   Weyerhaeuser
        7.125%, 07/15/23                  50              52
        5.500%, 03/15/05 (B)             350             364
                                                   ---------
                                                         468
                                                   ---------


--------------------------------------------------------------------------------
10                     SEI Index Funds / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 1.4%
   Anadarko Petroleum
        7.200%, 03/15/29              $   70       $      80
   Burlington Resources Finance
        5.600%, 12/01/06                 250             268
   ChevronTexaco Capital
        3.500%, 09/17/07                 350             356
   Occidental Petroleum
        7.375%, 11/15/08                 200             233
   Transocean Sedco Forex
        6.625%, 04/15/11                 130             144
                                                   ---------
                                                       1,081
                                                   ---------

PETROLEUM REFINING -- 0.1%
   Marathon Oil
        5.375%, 06/01/07                 100             107
                                                   ---------

RAILROAD TRANSPORTATION SERVICES -- 0.4%
   Burlington Northern Santa Fe
        6.125%, 03/15/09                 100             109
   CSX
        7.950%, 05/01/27                  50              61
   Union Pacific
        6.625%, 02/01/29                 100             109
                                                   ---------
                                                         279
                                                   ---------

REAL ESTATE -- 0.2%
   EOP Operating LP
        6.800%, 01/15/09                 150             165
                                                   ---------

RETAIL -- 0.7%
   Federated Department Stores
        8.125%, 10/15/02                 150             150
   May Department Stores
        9.875%, 12/01/02                 100             101
   Nordstrom
        5.625%, 01/15/09                 100             107
   Target
        7.000%, 07/15/31                  25              29
        6.400%, 02/15/03                 150             152
                                                   ---------
                                                         539
                                                   ---------

SOFTWARE -- 0.1%
   Oracle
        6.720%, 02/15/04                 100             104
                                                   ---------

TELEPHONES & TELECOMMUNICATIONS -- 1.3%
   Alltel
        6.800%, 05/01/29                 100              97
   British Telecom PLC
        8.375%, 12/15/10                 100             118

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Citizens Communications
        9.250%, 05/15/11              $  100       $      99
   Cox Communications
        6.875%, 06/15/05                 135             137
   France Telecommunications
        8.700%, 03/01/06                 125             133
   SBC Communications
        6.250%, 03/15/11                 170             183
   Southwestern Bell Telephone
        6.625%, 09/01/24                  60              59
   TCI Communications
        8.750%, 08/01/15                 100              94
   Vodafone Airtouch PLC (B)
        7.875%, 02/15/30                  85              97
                                                   ---------
                                                       1,017
                                                   ---------
Total Corporate Bonds
   (Cost $14,121)                                     14,860
                                                   ---------

YANKEE BONDS -- 5.6%
   Associates
        5.750%, 11/01/03                 375             391
   Axa
        8.600%, 12/15/30                  25              28
   Conoco
        6.350%, 04/15/09                 205             227
   DaimlerChrysler Holdings
        6.900%, 09/01/04                 100             106
   Delhaize America
        9.000%, 04/15/31                  30              26
   Deutsche Telekom
        8.500%, 06/15/10                 150             165
   Electronic Data Systems
        7.125%, 10/15/09                  25              23
   First Energy
        7.375%, 11/15/31                  75              66
   Goldman Sachs Group MTN, Ser E
        7.350%, 10/01/09                 100             114
   Government of Canada
        5.250%, 11/05/08                  65              72
   Government of Quebec
        6.125%, 01/22/11                 175             199
   Hydro-Quebec
        9.500%, 11/15/30                  50              77
   Inter-American Development Bank
        5.750%, 02/26/08                  80              90
   International Bank
        8.250%, 09/01/16                 200             274
   Kingdom of Spain
        7.000%, 07/19/05                 160             179
   LB Baden-Wuerttemberg
        7.875%, 04/15/04                  60              65

--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                     11

STATEMENT OF NET ASSETS (Unaudited)



BOND INDEX FUND (Concluded)

SEPTEMBER 30, 2002

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Province of Ontario
        6.000%, 02/21/06              $  300       $     331
   Province of Quebec
        8.625%, 01/19/05                 250             284
   Province of Saskatchewan
        9.125%, 02/15/21                  50              73
   Republic of Italy
        7.250%, 02/07/05                 130             144
        6.875%, 09/27/23                 100             121
   Santander Financial
        7.750%, 05/15/05                 250             274
   Sanwa Finance Aruba
        8.350%, 07/15/09                 100             110
   Sumitomo Bank
        8.500%, 06/15/09                 100             114
   Trans-Canada Pipelines
        8.625%, 05/15/12                 150             191
   Verizon Global
        7.750%, 12/01/30                  65              65
        7.250%, 12/01/10                 150             157
   Wal-Mart Stores
        6.875%, 08/10/09                 100             118
   Walt Disney, Ser B
        6.750%, 03/30/06                 100             108
                                                   ---------
Total Yankee Bonds
   (Cost $3,834)                                       4,192
                                                   ---------

ASSET-BACKED OBLIGATIONS -- 4.1%
AUTOMOTIVE -- 0.8%
   DaimlerChrysler Auto Trust,
     Ser 2000-B, Cl A4
        7.630%, 06/08/05                 350             369
   Ford Motor Credit, Ser G, Cl A4
        6.620%, 07/15/04                 191             195
   General Motors Acceptance,
     Ser 1998, Cl A2
        8.000%, 11/01/31                  90              87
                                                   ---------
                                                         651
                                                   ---------
CREDIT CARDS -- 1.0%
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                 200             223
   Discover Card Master Trust I,
     Ser 1998-6, Cl A
        5.850%, 01/17/06                 400             413
   Discover Card Master Trust I,
     Ser 1999-6, Cl A
        6.850%, 07/17/07                 100             110
                                                   ---------
                                                         746
                                                   ---------


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

MORTGAGE-RELATED SECURITIES -- 2.3%
   Bear Stearns Commercial Mortgage
     Securities, Ser 1999-WF2, Cl A2
        7.080%, 06/15/09              $  200       $     232
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                 200             223
   General Motors Acceptance,
     Ser 1998, C1 A2
        6.700%, 05/15/30                 125             139
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31                 200             229
   JP Morgan Chase Commercial Mortgage,
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                 200             235
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                 150             168
   Resolution Funding, Ser B
        8.875%, 04/15/30                 230             363
   UBS Commercial Mortgage Trust,
     Ser 2002 - C1, Cl A3
        6.226%, 03/15/26                 150             167
                                                   ---------
                                                       1,756
                                                   ---------
Total Asset-Backed Obligations
   (Cost $2,823)                                       3,153
                                                   ---------

REPURCHASE AGREEMENT -- 6.7%
   Morgan Stanley Dean Witter,
     1.550% dated 09/30/02, matures
     10/01/02, repurchase price
     $5,089,697 (collateralized by
     U.S. Treasury Obligation, par
     value $5,093,134, 6.250%,
     05/15/30 with total market
     value $5,191,420)                 5,089           5,089
                                                   ---------
Total Repurchase Agreement
   (Cost $5,089)                                       5,089
                                                   ---------
Total Investments -- 104.4%
   (Cost $74,987)                                     78,994
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (4.4)%
Investment Advisory Fees Payable                          (4)
Management Fees Payable                                  (16)
Other Assets and Liabilities                          (3,320)
                                                   ---------
Total Other Assets & Liabilities, Net                 (3,340)
                                                   ---------

--------------------------------------------------------------------------------
12                     SEI Index Funds / Semi-Annual Report / September 30, 2002

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-In-Capital -- Class A (unlimited
   authorization -- no par value) based on
   6,812,607 outstanding shares
   of beneficial interest                          $  71,894
Undistributed net investment income                        3
Accumulated net realized loss on investments            (250)
Net unrealized appreciation on investments             4,007
                                                   ---------
Total Net Assets-- 100.0%                          $  75,654
                                                   =========

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                          $11.11
                                                   =========

(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield at September 30, 2002.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                     13

STATEMENTS OF OPERATIONS ($ Thousands)


For the six-month period ended September 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                                              S&P 500      BOND
                                                                INDEX     INDEX
                                                                 FUND      FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                $  13,439    $   --
   Interest                                                        92     1,758
--------------------------------------------------------------------------------
   Total Investment Income                                     13,531     1,758
--------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                              1,845       107
   Investment Advisory Fees                                       252        22
   Shareholder Servicing Fees -- Class A Shares                   522        77
   Shareholder Servicing Fees -- Class E Shares                 1,232        --
   Shareholder Servicing Fees -- Class I Shares (1)                --        --
   Administrative Servicing Fees -- Class I Shares (1)             --        --
   Custodian/Wire Agent Fees                                      106         3
   Professional Fees                                               32         1
   Registration Fees                                               32         2
   Printing Fees                                                   28         1
   Trustee Fees                                                     8        --
   Licensing Fees                                                  27        --
   Other Expenses                                                  25        --
--------------------------------------------------------------------------------
   Total Expenses                                               4,109       213
--------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                             (260)      (20)
     Shareholder Servicing Fees-- Class A Shares                   --       (77)
     Shareholder Servicing Fees-- Class E Shares               (1,232)       --
--------------------------------------------------------------------------------
   Net Expenses                                                 2,617       116
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          10,914     1,642
================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain from Securities
      Transactions                                             54,899        17
   Net Realized Loss from Futures Contracts                    (4,094)       --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                           (617,002)    3,354
   Net Change in Unrealized Depreciation on
     Futures Contracts                                           (233)       --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $(555,516)   $5,013
================================================================================
(1) The S&P 500 Index Fund -- Class I commenced operations on June 28, 2002. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
14                     SEI Index Funds / Semi-Annual Report / September 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)


For the six-month period ended September 30, 2002 (unless otherwise indicated) (Unaudited) and the year ended March 31, 2002

---------------------------------------------------------------------------------------------------------------------------

                                                               S&P 500 INDEX FUND                    BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                          4/1/02 to         4/1/01 to          4/1/02 to          4/1/01 to
                                                          9/30/02           3/31/02            9/30/02            3/31/02
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                $   10,914        $   25,374            $ 1,642           $  3,167
   Net Realized Gain (Loss) from Investment
     Transactions and Futures Contracts                     50,805           (81,623)(1)             17                432
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                 (617,235)           51,494              3,354             (1,133)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                           (555,516)           (4,755)             5,013              2,466
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                               (4,001)          (10,035)            (1,639)            (3,174)
     CLASS E:                                               (6,640)          (18,145)                --                 --
     CLASS I:                                                   --                --                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (10,641)          (28,180)            (1,639)            (3,174)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                             157,149           638,054             30,127             36,804
   Reinvestment of Cash Distributions                        3,750             9,253                733              1,495
   Cost of Shares Redeemed                                (185,598)         (785,536)           (13,925)           (42,101)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                             (24,699)         (138,229)            16,935             (3,802)
---------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                             126,954           266,250                 --                 --
   Reinvestment of Cash Distributions                        4,653            13,147                 --                 --
   Cost of Shares Redeemed                                (207,965)         (654,222)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                             (76,358)         (374,825)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:(3)
   Proceeds from Shares Issued                                 988               --                  --                 --
   Reinvestment of Cash Distributions                           --               --                  --                 --
   Cost of Shares Redeemed                                     (70)              --                  --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                 918               --                  --                 --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                      (100,139)         (513,054)            16,935             (3,802)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                  (666,296)         (545,989)            20,309             (4,510)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   2,009,942         2,555,931             55,345             59,855
---------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $1,343,646        $2,009,942            $75,654           $ 55,345
===========================================================================================================================

(1) Includes realized loss of $19,412 due to in-kind redemptions (See note 8).
(2) For Capital Share Transactions see footnote 5 in the Notes to Financial Statements.
(3) The S&P 500 Index Fund -- Class I commenced operations on June 28, 2002. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                     15

FINANCIAL HIGHLIGHTS


For the six-month period ended September 30, 2002 (unless otherwise indicated) (Unaudited) and the years ended March 31
For a Share Outstanding Throughout Each Period

-------------------------------------------------------------------------------------------------------------------------

                                       Net Realized
                                                and                 Distributions
               Net Asset                 Unrealized  Distributions           from
                  Value,         Net          Gains       from Net       Realized   Net Asset                 Net Assets
               Beginning  Investment       (Losses)     Investment        Capital  Value, End   Total      End of Period
               of Period      Income  on Securities         Income          Gains   of Period  Return(1)   ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A(+)
   2002*          $35.39       $0.19        $(10.22)        $(0.18)        $   --      $25.18     (28.46)%**  $  556,264
   2002            35.88        0.36          (0.46)         (0.39)            --       35.39      (0.26)        815,354
   2001            46.42        0.37         (10.55)         (0.36)            --       35.88     (22.07)        962,678
   2000            40.13        0.39           6.60          (0.39)         (0.31)      46.42      17.52       1,002,691
   1999            34.71        0.40           5.76          (0.40)         (0.34)      40.13      18.05         687,706
   1998            24.06        0.41          10.86          (0.41)         (0.21)      34.71      47.43         451,077

   CLASS E(++)
   2002*          $35.49       $0.22        $(10.27)        $(0.20)        $   --      $25.24     (28.43)%**  $  786,588
   2002            35.97        0.43          (0.46)         (0.45)            --       35.49      (0.07)      1,194,588
   2001            46.54        0.44         (10.59)         (0.42)            --       35.97     (21.97)      1,593,253
   2000            40.23        0.45           6.62          (0.45)         (0.31)      46.54      17.79       2,055,361
   1999            34.77        0.57           5.68          (0.45)         (0.34)      40.23      18.29       1,606,449
   1998            24.10        0.45          10.88          (0.45)         (0.21)      34.77      47.62       1,300,924

   CLASS I
   2002 (2)       $29.24       $0.17        $ (4.09)        $(0.11)        $   --      $25.21     (17.39)%**  $      794

BOND INDEX FUND
   CLASS A
   2002*          $10.51       $0.29        $  0.60         $(0.29)        $   --      $11.11       8.56%**   $   75,654
   2002            10.63        0.62          (0.12)         (0.62)            --       10.51       4.77          55,345
   2001            10.10        0.64           0.53          (0.64)            --       10.63      12.03          59,855
   2000            10.55        0.61          (0.45)         (0.61)            --       10.10       1.62          70,501
   1999            10.52        0.62           0.03          (0.62)            --       10.55       6.25          56,981
   1998            10.01        0.64           0.51          (0.64)            --       10.52      11.81          43,282



----------------------------------------------------------------------------------
                                                         Ratio of Net
                                               Ratio of    Investment
                               Ratio of Net    Expenses        Income
                     Ratio of    Investment  to Average    to Average
                     Expenses        Income  Net Assets    Net Assets  Portfolio
                   to Average    to Average  (Excluding    (Excluding   Turnover
                   Net Assets    Net Assets    Waivers)      Waivers)       Rate
----------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A(+)
   2002*                 0.40%         1.21%       0.43%         1.18%         3%
   2002                  0.40          0.99        0.43          0.96          9
   2001                  0.40          0.88        0.43          0.85         12
   2000                  0.40          0.93        0.43          0.90          7
   1999                  0.40          1.11        0.44          1.07          7
   1998                  0.40          1.37        0.44          1.33          4

   CLASS E(++)
   2002*                 0.25%         1.36%       0.53%         1.08%         3%
   2002                  0.25          1.14        0.53          0.86          9
   2001                  0.25          1.03        0.53          0.75         12
   2000                  0.25          1.07        0.52          0.80          7
   1999                  0.25          1.26        0.54          0.97          7
   1998                  0.25          1.55        0.54          1.26          4

   CLASS I
   2002 (2)              0.65%         1.09%       0.79%         0.95%         3%

BOND INDEX FUND
   CLASS A
   2002*                 0.38%         5.35%       0.69%         5.04%        30%
   2002                  0.38          5.81        0.70          5.49         77
   2001                  0.38          6.24        0.70          5.92         29
   2000                  0.38          6.02        0.71          5.69         47
   1999                  0.38          5.79        0.72          5.45         40
   1998                  0.38          6.22        0.78          5.82         44

  * For the six-month period ended September 30, 2002. All ratios for the period have been annualized.
 ** Return is for the period indicated and has not been annualized.
(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
  + On July 31, 1997 the Board of Trustees approved the renaming of Class E shares to Class A shares.
 ++ On July 31, 1997 the Board of Trustees approved the renaming of Class A shares to Class E shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
16                     SEI Index Funds / Semi-Annual Report / September 30, 2002

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1. ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION-- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee members use their best judgement in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Investments Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference





--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                     17
between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at September 30, 2002, is as follows:


------------------------------------------------------------------
                      Contract                    Unrealized
Number of                Value                  Depreciation
Contracts                (000)    Expiration           (000)
------------------------------------------------------------------
   31                    $6,316     12/20/02          $(453)

CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.

OTHER -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. TRANSACTIONS WITH AFFILIATES
The Trust and the Manager are parties to management agreements for the S&P 500 Index Fund and Bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Funds for an annual fee equal to 0.22% of the average daily net assets of the S&P 500 Index Fund and 0.35% of average daily net assets of the Bond Index Fund. The Manager has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.

Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.

SEI Investments Distribution Company ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A, Class E and Class I shares pursuant to which shareholder servicing fees of up to 0.25%, 0.15% and 0.25%, respectively, of the average daily net assets attributable to each particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2002, the Distributor retained 100% of both, shareholder servicing fees less the waiver, and Administrative servicing fees. The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares for which the Trust may charge up to 0.25% of the daily net assets of the S&P 500 Index



--------------------------------------------------------------------------------
18                     SEI Index Funds / Semi-Annual Report / September 30, 2002

Fund. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing various administrative services.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $1,800 for the six-months ended September 30, 2002.


4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
Under an investment advisory agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund.

World Asset Management served as an investment sub-adviser of the S&P 500 Index Fund and was party to an investment sub-advisory agreement with the Trust and SIMC from November 18, 1998 to December 2001. As of January 2002, Barclay Global Investors (BGI) replaced World Asset Management as sub-adviser for the S&P 500 Index Fund. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1996. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.

Comerica Bank, an affiliate of World Asset Management, served as custodian of the S&P 500 Index and Bond Index Funds until April 15 and April 22, 2002, respectively. First Union National Bank replaced Comerica Bank as the custodian after the aforementioned dates, under an agreement dated March 18, 2002.

5. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows (Thousands):

For the six-month period ended September 30, 2002 (unless otherwise indicated) (Unaudited) and the year ended March 31, 2002

---------------------------------------------------------------------------------------------------------------------------

                                                               S&P 500 INDEX FUND                    BOND INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         4/1/02 to         4/1/01 to          4/1/02 to          4/1/01 to
                                                           9/30/02           3/31/02            9/30/02            3/31/02
---------------------------------------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                           5,139            18,267              2,774              3,435
     In Lieu of Cash Distributions                             117               265                 68                140
     Shares Redeemed                                        (6,198)          (22,327)            (1,295)            (3,939)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                 (942)           (3,795)             1,547               (364)
===========================================================================================================================
CLASS E:
     Shares Issued                                           4,318             7,515                 --                 --
     In Lieu of Cash Distributions                             144               374                 --                 --
     Shares Redeemed                                        (6,966)          (18,516)                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                               (2,504)          (10,627)                --                 --
===========================================================================================================================
CLASS I:(1)
     Shares Issued                                              34                --                 --                 --
     In Lieu of Cash Distributions                              --                --                 --                 --
     Shares Redeemed                                            (3)               --                 --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                   31                --                 --                 --
===========================================================================================================================
   Net Increase in Capital Shares                           (3,415)          (14,422)             1,547               (364)
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) S&P 500 Index Fund -- Class I commenced operations June 28, 2002.






--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                     19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)



6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended September 30, 2002, were as follows:


--------------------------------------------------------------
                           U.S.
                    Government
                    Securities       Other             Total
                         (000)        (000)            (000)
--------------------------------------------------------------
S&P 500 INDEX FUND
Purchases               $    --     $ 47,327        $ 47,327
Sales                        --      145,810         145,810
BOND INDEX FUND
Purchases                28,328        6,189          34,517
Sales                    16,102        2,265          18,367

At September 30, 2002, the total cost of securities and the net realized gains and losses on securities sold for Federal Income Tax purposes were different from amounts reported for financial reporting purposes.


--------------------------------------------------------------------
                                                                Net
                    Federal  Appreciated  Depreciated    Unrealized
                   Tax Cost   Securities   Securities  Appreciation
      Fund            (000)        (000)        (000)         (000)
--------------------------------------------------------------------
S&P 500 Index
   Fund          $1,144,285     $483,612   $(284,519)      $199,093
Bond Index Fund      74,987        4,147        (140)         4,007

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at September 30, 2002 is as follows:

---------------------------------------------------------------
                                                         % of
                                                         Fund
          Moody's                                       Value
---------------------------------------------------------------
   U.S. Government Securities                           65.76%
   Repurchase Agreements                                 6.43
   Other Bonds
     Aaa                                                 5.95
     Aa                                                  6.11
     A                                                   8.71
     Baa                                                 6.98
     Unrated                                              .06
                                                       ------
                                                       100.00%
                                                       ======


7. FEDERAL TAX INFORMATION
RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- Each Fund has qualified and intends to qualify as a registered investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

--------------------------------------------------------------------------------
                      Undistributed  Accumulated
                     Net Investment     Realized    Paid-in-
                      Income/(Loss)         Gain     Capital
Fund                          (000)        (000)       (000)
--------------------------------------------------------------------------------
S&P 500 Index Fund             $(5)      $19,424   $(19,419)
Bond Index Fund                  6            --         (6)

The Funds had capital loss carryforwards at March 31, 2002 as follows (000):


--------------------------------------------------------------------------------
                                                        Post
                             Years  Capital Loss     October
Fund                      Expiring    Carryovers      Losses
--------------------------------------------------------------------------------
S&P 500 Index Fund       2009-2010      $109,216     $19,670
Bond Index Fund          2008-2009           226          14

For Federal Income tax purposes, the capital losses in a Fund can be carried forward for a maximum of eight years to offset any net realized capital gains.

Post-October losses represent losses realized on investments from November 1, 2001 through March 31, 2002 that, in accordance with Federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

The S&P 500 Index Fund had cumulative wash sales at September 30, 2002 amounting to $5,742,010. These wash sale losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.



--------------------------------------------------------------------------------
20                     SEI Index Funds / Semi-Annual Report / September 30, 2002

8. IN-KIND REDEMPTIONS OF SECURITIES
During the year ended March 31, 2002, the S&P 500 Index Fund redeemed shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.


------------------------------------------------------------------
                         Shares
                       Redeemed             Value           Loss
------------------------------------------------------------------
S&P 500 Index Fund
   08/13/01           (811,067)  $(29,847,283)(1)   $(11,611,832)
   11/26/01         (1,484,642)   (52,823,579)(2)     (7,799,898)
                                                    ------------
                                                    $(19,411,730)
                                                    ============
(1) Includes a redemption in cash of $19,626.
(2) Includes a redemption in cash of $4,965,594.


9. CHANGE IN INDEPENDENT AUDITORS
In June 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the SEI Index Funds. Ernst & Young LLP (Ernst & Young) was selected as the Trust's independent auditor. The Trust's selection of Ernst & Young as its independent auditor was recommended by the Trust's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended March 31, 2002 for the Trust did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

There were no disagreements between the Trust and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in their report.







--------------------------------------------------------------------------------
SEI Index Funds / Semi-Annual Report / September 30, 2002                     21

NOTES

NOTES

NOTES

SEI INDEX FUNDS SEMI-ANNUAL REPORT SEPTEMBER 30, 2002




Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco



OFFICERS
Edward D. Loughlin
PRESIDENT AND
CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND
CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT,
SECRETARY

Robert S. Ludwig
VICE PRESIDENT,
ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT,
ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT,
ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT,
ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT,
ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT,
ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT,
ASSISTANT SECRETARY


INVESTMENT ADVISER

SEI Investments Management Corporation

Mellon Bond Associates

SUB-ADVISER
Through December 2001:
World Asset Management
Since January 2002:
Barclays Global Investors

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Global Fund Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC AUDITORS
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

[GRAPHIC OMITTED]


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-040 (9/02)